Income Taxes	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 15 – Income Taxes

The Components of the deferred tax assets and liabilities at June 30, 2025 and 2024 were approximately as follows:

	June 30, 2025	June 30, 2024
Deferred Tax Assets
Bad debt	$56,000	$-
Amortization of debt discount	93,000	-
Share based payments	453,000	-
Change in fair value of derivative liabilities	53,000	-
Net operating loss carryforward	6,686,000	5,825,000
Total deferred tax assets	7,341,000	5,825,000

Deferred Tax Liabilities
Intangibles	(284,000)	-
Total deferred tax liabilities	(284,000)	-

Deferred Tax Assets - net	7,057,000	5,825,000
Less: valuation allowance	(7,057,000)	(5,825,000)
Deferred tax asset - net	$-	$-

The components of the income tax benefit and related valuation allowance for the years ended June 30, 2025 and 2024 was approximately as follows:

	June 30, 2025	June 30, 2024
Current	$-	$-
Deferred	-	-
Total income tax provision (benefit)	-	-
Less: valuation allowance	-	-
	$-	$-

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Deferred tax assets and liabilities are computed by applying the federal and state income tax rates in effect to the gross amounts of temporary differences and other tax attributes, such as net operating loss carryforwards. In assessing if the deferred tax assets will be realized, the Company considers whether it is more likely than not that some or all of these deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which these deductible temporary differences reverse. As a result of historic losses, the Company has recorded a full valuation allowance as of June 30, 2025.

A reconciliation of the provision for income taxes for the years ended June 30, 2025 and 2024 as compared to statutory rates was approximately as follows:

	June 30, 2025	June 30, 2024
Federal income tax benefit - 21%	21.00%	21.00%
State income taxes (net of federal benefit)	6.98%	6.50%
Perm Differences	-32.89%	-20.60%
Valuation Allowance	4.91%	-6.90%
Change in valuation allowance	0.00%	0.00%

Federal net operating loss carry forwards at June 30, 2025 and 2024 were approximately as follows:

June 30, 2025	June 30, 2024

$29,665,000	$26,590,000

Net Operating Loss Carryforwards

As of June 30, 2025, the Company had approximately $2,614,000 of net operating loss (“NOL”) carryforwards for U.S. federal income tax purposes which will expire between 2031 and 2037, while the remaining balance may be carried forward indefinitely, subject to an annual limitation of 80% of taxable income in any future year.

Valuation Allowance

For financial reporting purposes, the entire amount of net deferred tax assets has been offset by a valuation allowance, due to uncertainty regarding realization. The net change in the valuation allowance for the year ended June 30, 2025 was an increase of $1,243,000.

Uncertain Tax Positions

The Company follows ASC 740-10-25, which requires a company to evaluate whether a tax position is “more likely than not” to be sustained upon examination. Management has reviewed all filing positions in jurisdictions where the Company is subject to income tax. The Company believes its positions would be sustained upon audit and therefore has not recorded any reserves for uncertain tax positions.

Section 382 Limitations

The Company may not be able to utilize the net operating loss carryforwards for its US income taxes in future periods should it experience a change in ownership as defined in Section 382 of the Internal Revenue Code (“IRC”). Under section 382, should the Company experience a more than 50% change in its ownership over a 3 year period, the Company would be limited based on a formula as defined in the IRC to the amount per year it could utilize in that year of the net operating loss carryforwards.

As of June 30, 2025 and 2024 the Company had not performed an analysis to determine if the Company was subject to the provisions of Section 382. The Company is subject to U.S. federal income tax including state and local jurisdictions. Currently, no federal or state income tax returns are under examination by the respective taxing jurisdictions.

Tax Returns and Examinations

The Company is subject to U.S. federal and various state income taxes. As of June 30, 2025, no federal or state tax returns are under examination. The Company has not yet filed its federal and state income tax returns for the fiscal years ended June 30, 2016 through 2024. However, because the Company has incurred cumulative losses, management does not expect a material liability. All unfiled and filed years remain open to examination.

Interest and Penalties

The Company’s accounting policy is to record interest and penalties related to uncertain tax positions as income tax expense. No such amounts have been accrued as of June 30, 2025.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024